SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Detail Textuals 2)	12 Months Ended
Dec. 31, 2018 $ / shares
HSCP
Disclosure of classes of share capital [line items]
Remaining percentage of ownership interest in members equity	74.20%
USCo2 | HSCP
Disclosure of classes of share capital [line items]
Percentage of ownership interest in noncontrolling interest convertible units	1.81%
Percentage of voting shares as capital structure	20.00%
Percentage of nonvoting shares as capital structure	80.00%
Executive employees and profits interests holders | HSCP
Disclosure of classes of share capital [line items]
Percentage of ownership interest in noncontrolling interest convertible units	23.99%
Non-controlling interests
Disclosure of classes of share capital [line items]
Class D face value per units issued	$ 6.20